Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	$ 7,759	$ 5,333	$ 10,858
Accounts receivable	63,018	55,275
Equity hedge	1,114
Assets, Fair Value Disclosure, Total	71,891	60,608
Accounts payable	8,946	2,230
Other accrued liabilities	47,583	62,040
Class B Series Two and Three share liability	10,449	7,349
Long-term debt (including portion due within one year)	272,825	204,936
Conversion right on 6.25% Convertible Debentures	190	9
Other long term liabilities	19,831	17,423
Financial and Nonfinancial Liabilities, Fair Value Disclosure, Total	$ 359,824	$ 293,987